                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number: ______________

This Amendment (Check only one.):            [_] is a restatement.
                                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endurance Wealth Management, Inc.

Address:   121 South Main St. 4th Floor

           Providence, RI 02903

Form 13F File Number: 28-    ______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Gardner

Title:     Chief Financial Officer

Phone:     401-854-0993

Signature, Place, and Date of Signing:

   Thomas E. Gardner       Providence, RI    11/13/09
------------------------  -----------------  --------
      [Signature]           [City, State]     (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number                    Name:

28- 6868                       John Michael Costello
28-                            Peter J. Corsi, Jr.
28-                            Kenneth W. Thomae

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            3

Form 13F Information Table Entry Total:      154

Form 13F Information Table Value Total:   $251,223
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number                      Name

      28-__________                    John Michael Costello
      28-                              Peter J. Corsi, Jr.
      28-                              Kenneth W. Thomae

Endurance Wealth Management, Inc.
FORM 13F

                  30-Sep-09

                                                                                                          Voting Authority
                                                                                                ---------------------------------
                                                          Value     Shares/  Sh/  Put/ Invstmt    Other
      Name of Issuer        Title of class     CUSIP     (x$1000)   Prn Amt  Prn  Call Dscretn  Managers    Sole  Shared   None
--------------------------- --------------  ------------ --------  --------- ---  ---- -------  ---------  ------ ------ --------
3M Co.                      COM                88579y101      313       4250 SH        Sole                                  4250
Aflac Inc.                  COM                001055102      383       8970 SH        Sole                                  8970
Akamai Technologies, Inc.   COM                00971T101     2088     106105 SH        Sole                                106105
Allied Irish Bank Adr       COM                019228402      339      36000 SH        Sole                                 36000
Ambase Corp                 COM                023164106        9      50000 SH        Sole                                 50000
Amer Intl Group Inc         COM                026874784      518      11755 SH        Sole                                 11755
America Movil SA de CV      COM                02364W105      262       6000 SH        Sole                                  6000
American Express Co         COM                025816109      644      19000 SH        Sole                                 19000
Apple Inc.                  COM                037833100     1938      10459 SH        Sole             1      10           10449
Applied Materials Inc.      COM                038222105      326      24400 SH        Sole                                 24400
Automatic Data Processing   COM                053015103      689      17545 SH        Sole                                 17545
Avon Products               COM                054303102     2539      74784 SH        Sole                                 74784
BP Plc Spon Adr Repsntg     COM                055622104     2057      38653 SH        Sole                                 38653
Baidu Inc.                  COM                056752108      234        600 SH        Sole                                   600
Bank New York Inc           COM                064058100      211       7297 SH        Sole                                  7297
Bank Of America Corp        COM                060505104    12296     726770 SH        Sole             1    1200          725570
Bank Rhode Island           COM                059690107     4254     170311 SH        Sole                                158311
Bank of Nova Scotia Halifax COM                064149107      200       4400 SH        Sole                                  4400
Barrick Gold Corporation    COM                067901108      575      15175 SH        Sole                                 15175
Bed Bath & Beyond           COM                075896100      213       5680 SH        Sole                                  5680
Berkshire Hathaway Inc Del
  Cl                        COM                084670108      202          2 SH        Sole                                     2
Berkshire Hathaway Inc. Cl
  B                         COM                084670207      289         87 SH        Sole                                    87
CVS/Caremark Corp.          COM                126650100      630      17636 SH        Sole                                 17636
Capital One Financial       COM                14040H105      220       6170 SH        Sole                                  6170
Capital Propy Inc - A
  Shares                    COM                140430109       85      11388 SH        Sole                                 11388
Capital Source, Inc.        COM                14055X102      105      24345 SH        Sole                                 24345
Chevron Corporation         COM                166764100     2163      30713 SH        Sole                                 30713
China Construction Bank     COM                Y1397N101        7      10000 SH        Sole                                 10000
Church & Dwight Co, Inc.    COM                171340102     1653      29137 SH        Sole                                 29137
Cisco Sys Inc               COM                17275R102     6318     268415 SH        Sole                                268415
Citigroup Inc               COM                172967101     5381    1111785 SH        Sole             2  120000          991784
Coca Cola Co                COM                191216100      564      10504 SH        Sole                                 10504
Colgate- Palmolive Co       COM                194162103     4372      57325 SH        Sole                                 57325
Comcast Corp Cl A           COM                20030N101     2015     119394 SH        Sole                                119394
Complete Production
  Services                  COM                20453E109      380      33700 SH        Sole                                 33700
ConocoPhillips              COM                20825c104      597      13225 SH        Sole                                 13225
Corning Inc                 COM                219350105      601      39278 SH        Sole                                 39278
Costco Wholesale Corp.      COM                22160K105      204       3625 SH        Sole                                  3625
Cummins Inc.                COM                231021106     2506      55935 SH        Sole                                 55935
Danaher Corp.               COM                235851102     3372      50091 SH        Sole             3    2000           48091
Deere & Co                  COM                244199105     1372      31975 SH        Sole                                 31975
Deutsche Telekom A Adr      COM                251566105     1114      81557 SH        Sole                                 81557
Devon Energy Corporation    COM                25179m103     5167      76748 SH        Sole                                 76748
Disney Walt Co Del          COM                254687106      279      10175 SH        Sole                                 10175
Dover Corp                  COM                260003108      403      10400 SH        Sole                                 10400
Dryships                    COM                Y2109Q101      397      60000 SH        Sole                                 60000
Eaton Vance Corp.           COM                278265103      325      11644 SH        Sole                                 11644
Ecolab Inc.                 COM                278865100     5080     109890 SH        Sole             1     200          109690
Emerson Electric Co         COM                291011104     2672      66691 SH        Sole                                 66691
Emrise Corporation          COM                29246J200       43      31790 SH        Sole                                 31790
EnCana Corp                 COM                292505104      315       5470 SH        Sole                                  5470
Entergy Corp                COM                29364G103      207       2600 SH        Sole                                  2600
Exxon Mobil                 COM                30231g102     7295     106331 SH        Sole                                106331
FPL Group Inc               COM                302571104      854      15468 SH        Sole                                 15468
Financial Select Sector
  Spdr                      COM                81369Y605      509      34135 SH        Sole             1    2000           32135
Ford Motor                  COM                345370860      216      29975 SH        Sole                                 29975
Fortune Brands Inc          COM                349631101      249       5800 SH        Sole                                  5800
General Electric Co         COM                369604103     7783     474049 SH        Sole             1     800          473249
General Mills Inc           COM                370334104      218       3400 SH        Sole                                  3400
Genzyme Corp                COM                372917104     1814      31984 SH        Sole                                 31984
Goldman Sachs Group Inc.    COM                38141G104      927       5030 SH        Sole                                  5030
Graco Inc.                  COM                384109104      404      14500 SH        Sole                                 14500
Hanesbrands Inc.            COM                410345102     6566     306846 SH        Sole             1    3200          303646
Hewlett-Packard Co          COM                428236103      241       5111 SH        Sole                                  5111
Home Depot Inc              COM                437076102     1197      44960 SH        Sole                                 44960
Huntington Bancshares       COM                446150104      171      36500 SH        Sole             1   11000           25500
IShares Tr MSCI Emerging
  Marke                     COM                464287234     3691      94873 SH        Sole                                 94873
Independent Bank Corp Ma    COM                453836108     3608     163060 SH        Sole                                163060
Intel Corp                  COM                458140100     1944      99348 SH        Sole                                 99348

                                                                                                          Voting Authority
                                                                                                ---------------------------------
                                                          Value     Shares/  Sh/  Put/ Invstmt    Other
      Name of Issuer        Title of class     CUSIP     (x$1000)   Prn Amt  Prn  Call Dscretn  Managers    Sole  Shared   None
--------------------------  --------------  ------------ --------  --------- ---  ---- -------  ---------  ------ ------ --------
Intl Business Mach          COM                459200101     1355      11331 SH        Sole                                 11331
J P Morgan Chase & Co       COM                46625h100     3102      70794 SH        Sole                                 70794
Jacobs Engr Group Inc       COM                469814107     4885     106314 SH        Sole            1      500          105814
Johnson & Johnson           COM                478160104     5266      86484 SH        Sole                                 86484
Kimberly Clark Corp         COM                494368103     2706      45887 SH        Sole                                 45887
Koninklijke Ahold           COM                500467402      144      12000 SH        Sole                                 12000
LSI Corporation             COM                502161102       82      15000 SH        Sole                                 15000
Liberty Media Corp New
  Enterta                   COM                53071M500      442      14216 SH        Sole                                 14216
Liberty Media Holding
  Interact                  COM                53071M104      194      17771 SH        Sole                                 17771
Long Distance Int'l Inc.    COM                542904107        0     135000 SH        Sole                                135000
Lyris Inc.                  COM                55235l104       35     102400 SH        Sole                                  2400
Manulife Financial Corp.    COM                56501R106      248      11850 SH        Sole                                 11850
Maxim Integrated Products   COM                57772K101     5237     288703 SH        Sole                                288703
McDonalds Corp              COM                580135101      417       7314 SH        Sole                                  7314
Medtronic Inc               COM                585055106      697      18967 SH        Sole                                 18967
Merck & Co Inc              COM                589331107      417      13204 SH        Sole                                 13204
Mettler-Toledo Int'l        COM                592688105     4559      50332 SH        Sole                                 50332
Microsoft Corp              COM                594918104     2252      87566 SH        Sole            1        2           87564
Monsanto Company            COM                61166W101     2689      34742 SH        Sole                                 34742
Morgan Stanley Group Inc    COM                617446448     4542     147115 SH        Sole                                147115
Motorola                    COM                620076109      136      15900 SH        Sole                                 15900
Mrv Communications          COM                553477100      161     175000 SH        Sole                                175000
Nucor Corp                  COM                670346105      371       7900 SH        Sole                                  7900
Occidental Petroleum Corp   COM                674599105     3369      42975 SH        Sole                                 42975
Oracle Corporation          COM                68389X105     5823     279462 SH        Sole                                279462
PPG Industries              COM                693506107      261       4492 SH        Sole                                  4492
Paid Inc.                   COM                69561N204        5      15000 SH        Sole                                 15000
Pepsico Inc                 COM                713448108     3624      61793 SH        Sole                                 61793
Pfizer Inc                  COM                717081103      588      35560 SH        Sole                                 35560
Powershares QQQ Trust       COM                73935A104      465      11025 SH        Sole            1     4000            7025
Procter & Gamble Co         COM                742718109     3397      58665 SH        Sole                                 58665
Proshares Tr Ultra S&P 500  COM                74347R107      304       8884 SH        Sole                                  8884
Qualcomm Inc                COM                747525103    24585     546596 SH        Sole            1     8252          538344
Royal Dutch Shell           COM                780259206     1378      24105 SH        Sole                                 24105
S&P Depository Receipts
  Spdr                      COM                78462F103      380       3600 SH        Sole            1     1400            2200
Schering Plough Corp        COM                806605101      649      22992 SH        Sole                                 22992
Schlumberger Limited        COM                806857108     2536      42556 SH        Sole                                 42556
Shamir Optical Industries   COM                M83683108      265      33876 SH        Sole                                 33876
Sirius XM Radio Inc. Com    COM                82967N108        6      10585 SH        Sole                                 10585
Southern Co                 COM                842587107      313       9900 SH        Sole                                  9900
Southern Union Corp.        COM                844030106     1741      83752 SH        Sole                                 83752
Staples Inc                 COM                855030102      393      16950 SH        Sole                                 16950
State Street Corp           COM                857477103     1085      20644 SH        Sole                                 20644
Suncor Energy Inc.          COM                867224107     1061      30714 SH        Sole                                 30714
Supervalu Inc.              COM                868536103      366      24339 SH        Sole                                 24339
TJX Companies, Inc.         COM                872540109     3078      82873 SH        Sole                                 82873
Target Corp.                COM                87612e106      886      18995 SH        Sole                                 18995
Teva Pharmaceutical
  Industries                COM                881624209     4817      95290 SH        Sole                                 95290
Thermo Fisher Scientific
  Inc.                      COM                883556102     1999      45782 SH        Sole                                 45782
Timken Co.                  COM                887389104      239      10225 SH        Sole                                 10225
Toll Brothers Inc.          COM                889478103      590      30225 SH        Sole                                 30225
Transwitch Corp.            COM                894065101       10      14860 SH        Sole                                 14860
Travelers Cos               COM                89417E109     1541      31316 SH        Sole                                 31316
Universal Health Rlty
  Income T                  COM                91359E105      464      14275 SH        Sole                                 14275
Virginia Commerce Bancorp   COM                92778q109      610     152935 SH        Sole                                152935
Walgreen Company            COM                931422109     1331      35528 SH        Sole                                 35528
Wash Tr Bancorp Inc         COM                940610108     1360      77638 SH        Sole            1     1000           76638
Weatherford Int'l           COM                H27013103     3413     164650 SH        Sole            1     1000          163650
Wells Fargo & Co New        COM                949746101     1646      58444 SH        Sole                                 58444
Windstream Corp.            COM                97381W104      356      35162 SH        Sole                                 35162
iShares Barclays 1-3 Yr
  Tsy Bo                    COM                464287457      201       2400 SH        Sole                                  2400
iShares MSCI EAFE Index     COM                464287465      250       4585 SH        Sole                                  4585
AllianceBernstein                              01881G106      278      10225 SH        Sole                                 10225
Enbridge Energy Partnershp
  LP                                           29250R106      828      18395 SH        Sole                                 18395
Enterprise Products Pptns
  LP                                           293792107      475      16800 SH        Sole                                 16800
Kinder Morgan
  Energypartners L                             494550106     6556     121370 SH        Sole            1     1000          120370
Magellan Midstream
  Partners LP                                  559080106     1044      27770 SH        Sole                                 27770
Plains All Amer. Pipeline                      726503105     1662      35920 SH        Sole                                 35920
AllianceBernstein Mid Cap
  Grow                                         018636100       91  22594.059 SH        Sole                              22594.06
American New Perspective                       648018109      420  17058.209 SH        Sole                              17058.21
Columbia Acorn Fund Cl Z                       197199409      328   14043.78 SH        Sole                              14043.78
DWS Europe Equity ClassS                       23337R874      257  10998.494 SH        Sole                              10998.49
Fairholme                                      304871106      272   9713.148 SH        Sole                              9713.148
Harding Loevner Emerging
  Marke                                        412295305      293   7255.457 SH        Sole                              7255.457
Heartland Value Plus                           422352500      363  16319.743 SH        Sole                              16319.74
Masters' Select
  International                                576417208      276  21555.994 SH        Sole                              21555.99
Matthews Asian Growth &
  Income                                       577130206      197  12895.854 SH        Sole                              12895.85
Matthews India Fund                            577130859      698  46925.465 SH        Sole                              46925.47
Meridian Value                                 589619204      407   17089.14 SH        Sole                              17089.14

                                                                                                          Voting Authority
                                                                                                --------------------------------
                                                          Value     Shares/  Sh/  Put/ Invstmt    Other
      Name of Issuer        Title of class     CUSIP     (x$1000)   Prn Amt  Prn  Call Dscretn  Managers   Sole  Shared   None
--------------------------  --------------  ------------ --------  --------- ---  ---- -------  ---------  ----- ------ --------
Mutual Shares Cl Z                             628380107      242  13128.661 SH        Sole                             13128.66
Selected American Sh                           816221105     1150  32544.934 SH        Sole                              32464.2
Spartan Market Index                           315912204      745  10140.227 SH        Sole                             10140.23
Van Kampen International
  Growt                                        92114U772     1783  82241.669 SH        Sole                             82241.67
Vanguard Index Tr 500                          922908108      346   3553.278 SH        Sole                             3553.278
Wells Fargo Sm/Mid Cap
  Value                                        949915268      303   24572.28 SH        Sole                             24572.28
REPORT SUMMARY                         154  DATA RECORDS   251223

1. J Michael Costello
2. Kenneth W. Thomae
3. Peter J. Corsi, Jr.
Do not save this screen as
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